LEASES AS LESSEE (Details 1) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases As Lessee
Finance lease right-of-use assets		$ 38,160
Finance lease payment liabilities-current
Total finance lease liabilities
Weighted discount rate for the operating lease	3.87%	3.84%	3.91%
Weighted average remaining lease term		2 months	13 months